Reporting entity	6 Months Ended
Jun. 30, 2020
Disclosure of reporting entity [Abstract]
Reporting entity

1 Basis of preparation and accounting policies

1.1Reporting entity

ING Groep N.V. is a company domiciled in Amsterdam, the Netherlands. Commercial Register of Amsterdam, number 33231073. These Condensed consolidated interim financial statements, as at and for the six months period ended 30 June 2020, comprise ING Groep N.V. (the Parent company) and its subsidiaries, together referred to as ING Group. ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers in over 40 countries.